Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net

Note 8 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Office electronic equipment	1,381,602	1,381,602	191,204
Office fixtures and furniture	35,533	65,740	9,098
Vehicles	1,201,452	1,201,452	166,273
Building	24,825,710	24,825,710	3,435,704
Leasehold improvements	1,153,205	1,153,205	159,595
Subtotal	28,597,502	28,627,709	3,961,874
Less: accumulated depreciation	(4,449,209)	(5,202,994)	(720,058)
Total	24,148,293	23,424,715	3,241,816

Depreciation expense for the six months ended June 30, 2022 and 2023 amounted to RMB 780,733 and RMB 751,999.26 (USD 108,700), respectively.